PREPAID LAND LEASE PAYMENTS (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
PREPAID LAND LEASE PAYMENTS [Abstract]
2016	$ 167	¥ 1,083
2017	167	1,083
2018	167	1,083
2019	167	1,083
2020	$ 167	¥ 1,083